MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2020
MAJOR CUSTOMERS
MAJOR CUSTOMERS

23. MAJOR CUSTOMERS

Details of customers accounting for 10% or more of total net revenues are as follows:

	Years Ended December 31,
	2018	2019		2020
	$	$		$
Company A	718,341	—	(1)	—	(1)

(1)Not a 10% or more customer in 2019 and 2020.

The accounts receivable from three customers with the largest receivable balances represents 7%, 3% and 3% of the balance of the account at December 31, 2020, and 17%, 5% and 4% of the balance of the account at December 31, 2019, respectively. The balance from the customer with the largest receivable balance is $74,376 and $27,014 as of December 31, 2019 and 2020, respectively.